Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Components of Property and Equipment

The components of property and equipment at December 31, 2013 were as follows (in thousands):

Buildings & improvements	$613
Machinery and equipment	410
Office equipment and furniture	51

$1,074
Less accumulated depreciation	(121)

Property and equipment, net	$953